CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,387	$ 2,352
Marketable securities	1,033	622
Receivables, prepayments and other assets	1,420	1,487
Inventories	1,487	1,339
Total current assets	6,327	5,800
Non-current assets:
Property, plant and equipment, net	10,164	10,596
Goodwill and intangible assets, net	391	363
Marketable securities	468	372
Deferred tax assets	241	292
Receivables, prepayments and other assets	343	281
Other non-current financial assets	110	137
Total non-current assets	11,717	12,041
Total Assets	18,044	17,841
Current liabilities:
Trade payables and other current liabilities	2,349	2,849
Current portion of long-term debt	571	223
Current portion of lease obligations	32	75
Provisions	54	102
Current portion of deferred income from government grants	93	110
Total current liabilities	3,099	3,359
Non-current liabilities:
Non-current portion of long-term debt	1,801	2,288
Other non-current liabilities	1,190	1,474
Non-current portion of lease obligations	350	270
Provisions	186	196
Non-current portion of deferred income from government grants	267	294
Total non-current liabilities	3,794	4,522
Total liabilities	6,893	7,881
Equity:
Ordinary shares, $0.02 par value, 553,548 thousand and 547,755 thousand shares issued and outstanding as of December 31, 2023 and 2022, respectively	11	11
Additional paid-in capital	24,027	23,831
Accumulated deficit	(13,001)	(14,021)
Accumulated other comprehensive loss	67	92
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	11,104	9,913
Non-controlling interests	47	47
Total equity	11,151	9,960
Total liabilities and equity	$ 18,044	$ 17,841